Lease Obligations and Commitments	12 Months Ended
Dec. 31, 2020
Lease Obligations And Commitments [Abstract]
LEASE OBLIGATIONS AND COMMITMENTS
17.	LEASE OBLIGATIONS AND COMMITMENTS

Lease Liabilities
$
Lease liabilities recognized as of January 1, 2019	1,469,664
Lease payments made	(359,119)
Interest expense on lease liabilities	104,384
Foreign exchange adjustment	(92,529)
Lease liabilities recognized as of January 1, 2020	1,122,400
Lease payments made	(409,819)
Interest expense on lease liabilities	80,637
Foreign exchange adjustment	39,767
832,985
Less: current portion	(271,669)
At December 31, 2020	561,316

On August 1, 2015, the Company entered into a cost sharing arrangement agreement for the provision of office space and various administrative services. In May of 2018, the Company extended the cost sharing arrangement to June of 2021 at a monthly fee of $7,000 plus GST per month.

Year	Amount
($)
2022	49,000

On September 6, 2017, the Company entered into a rental agreement for office space in Los Angeles, USA. Under the terms of the agreement the Company will pay monthly rent starting at US$17,324 commencing on October 1, 2017 until September 30, 2022.

Year	Amount
US($)
2021	251,384
2022	260,185
2023	131,576